Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Intangible Assets, Net [Line Items]
Total Intangible assets	¥ 84,925		¥ 86,247
Accumulated amortization	(44,226)		(43,913)
Accumulated impairment loss of intangible assets	(37,387)		(37,708)
Intangible assets, net	3,312	$ 474	4,626
Brokerage licenses [Member]
Schedule of Intangible Assets, Net [Line Items]
Total Intangible assets	50,925		52,247
Trade Name [Member]
Schedule of Intangible Assets, Net [Line Items]
Total Intangible assets	6,400		6,400
Technology [Member]
Schedule of Intangible Assets, Net [Line Items]
Total Intangible assets	¥ 27,600		¥ 27,600